QUARTERLY REPORT

August 31, 2019

Virtus Total Return Fund Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Board of Directors (the “Board,” or the “Directors”) of Virtus Total Return Fund Inc. (the “Fund”) adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a quarterly distribution rate of $0.361 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.

If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available through the closed-end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at: https://www.virtus.com/our-products/closed-end-fund-details/ZF.

MESSAGE TO SHAREHOLDERS

Dear Virtus Total Return Fund Inc. Shareholder:

Enclosed is the quarterly report for Virtus Total Return Fund Inc. (ZF) for the period ended August 31, 2019.

For the three months ended August 31, 2019, the fund’s NAV increased 5.30%, including $0.361 in reinvested distributions, and its market price increased 12.93%, compared with a 4.48% increase, including reinvested dividends, for the fund’s composite benchmark. The fund’s NAV return during the period included a benefit of 0.09% from the options overlay strategy.

The fund’s composite benchmark consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net), which gained 4.71% during the period, and 40% Bloomberg Barclays U.S. Aggregate Bond Index, which increased by 4.11%.

As announced on July 3, 2019, the fund has scheduled a special meeting of shareholders for November 1, 2019 to vote on several proposals, including the proposed reorganization of the fund into the Virtus Global Dividend & Income Fund Inc. Additional information about the proposed reorganization and other proposals is contained in the “subsequent events” section of this report, and in proxy materials that have been mailed to affected shareholders. The members of the Board support these proposals. Your vote is important, and I hope you will carefully review the information provided and support these proposals.

On behalf of Virtus Investment Partners and our affiliated portfolio managers, I thank you for your investment. Should you have any questions or require support, the Virtus customer service team is ready to assist at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

George R. Aylward

President, Chief Executive Officer, and Director

Virtus Total Return Fund inc.

October 2019

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

(1) The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

(2) The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MESSAGE TO SHAREHOLDERS (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Options Overlay Strategy: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500 Index, has resulted and, in the future, may result in losses for investors.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Bond
3.000%, 8/15/48	$220	$270
2.875%, 5/15/49	185	223
U.S. Treasury Note 2.625%, 2/15/29	315	346
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $779)		839

FOREIGN GOVERNMENT SECURITIES—4.5%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	225	34
RegS 8.250%, 10/13/24(1)(2)	610	93
RegS 7.650%, 4/21/25(1)(2)	830	127
Dominican Republic 144A 6.000%, 7/19/28(3)	455	502
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	465	472
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	600	731
Kingdom of Saudi Arabia
144A 4.375%, 4/16/29(3)	475	548
144A 4.500%, 10/26/46(3)	320	371
Republic of Angola 144A 8.250%, 5/9/28(3)	200	206
Republic of Egypt
144A 7.600%, 3/1/29(3)	200	216
144A 8.500%, 1/31/47(3)	200	217
Republic of Ghana
144A 7.625%, 5/16/29(3)	200	197
144A 8.125%, 3/26/32(3)	200	195
Republic of Indonesia 144A 4.350%, 1/8/27(3)	270	297

	Par Value		Value
FOREIGN GOVERNMENT SECURITIES—continued
FR77 8.125%, 5/15/24	3,785,000	IDR	$281
Republic of Kenya 144A 8.000%, 5/22/32(3)	$520		550
Republic of Nigeria 144A 7.875%, 2/16/32(3)	525		540
Republic of South Africa 5.650%, 9/27/47	390		409
Republic of Sri Lanka 144A 6.750%, 4/18/28(3)	505		482
Republic of Turkey
4.875%, 10/9/26	300		269
6.000%, 3/25/27	485		461
7.625%, 4/26/29	545		558
Russian Federation 144A 5.625%, 4/4/42(3)	800		988
Sultanate of Oman 144A 5.375%, 3/8/27(3)	625		613
Ukraine
144A 7.750%, 9/1/23(3)	195		207
144A 7.750%, 9/1/26(3)	465		493
United Mexican States
4.150%, 3/28/27	265		283
4.500%, 4/22/29	230		254
Series M
6.500%, 6/9/22	5,044	MXN	249
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $11,259)			10,843

MORTGAGE-BACKED SECURITIES—11.0%

Agency—0.3%
Federal National Mortgage Association Pool #MA3088 4.000%, 8/1/47	426		445

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Agency—continued
Pool #MA3638 4.000%, 4/1/49	$279	$290

		735

Non-Agency—10.7%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	226	231
Ajax Mortgage Loan Trust 2018-C, A 144A 4.360%, 9/25/65(3)(4)	352	358
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	390	426
2015-SFR1, A 144A 3.467%, 4/17/52(3)	166	173
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	375
Angel Oak Mortgage Trust 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	356	358
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A 3.674%, 7/27/48(3)(4)	381	385
2019-1, A1 144A 3.920%, 11/25/48(3)(4)	343	349
2019-2, A1 144A 3.628%, 3/25/49(3)(4)	497	504
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	290	296
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	148	151
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	209	211
Aventura Mall Trust 2013-AVM, C 144A 3.867%, 12/5/32(3)(4)	215	218
Banc of America Funding Trust
2004-D, 5A1 4.487%, 1/25/35(4)	66	66
2005-1, 1A1 5.500%, 2/25/35	9	9

	Par Value	Value
Non-Agency—continued
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	$85	$87
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	400	422
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	310	325
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(4)	195	197
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	245	257
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(3)(4)	246	248
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.635%, 5/10/35(3)(4)	330	344
2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.115%, 12/15/36(3)(4)	340	339
Citigroup Mortgage Loan Trust
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)(5)	250	250
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	173	179
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(3)(4)	48	48
COLT Mortgage Loan Trust Funding LLC
2019-1, A1 144A 3.705%, 3/25/49(3)(4)	411	417
2019-3, A1 144A 2.764%, 8/25/49(3)(4)	527	530

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 4.514%, 1/25/34(4)	$82	$84
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	18	18
Ellington Financial Mortgage Trust
2017-1, A1 144A 2.687%, 10/25/47(3)(4)	319	317
2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	135	137
2019-1, A1 144A 2.934%, 6/25/59(3)(4)	242	243
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	138	140
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	178	179
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	324	332
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	212	215
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	600	620
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(4)	30	31
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(4)	275	279
2018-2, A1 144A 3.985%, 11/25/58(3)(4)	456	465
2019-1, A1 144A 3.454%, 1/25/59(3)(4)	317	321
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 4.614%, 6/25/34(4)	220	226

	Par Value	Value
Non-Agency—continued
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.982%, 10/25/29(3)(4)	$122	$121
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	276	286
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	300	314
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	166	167
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	77	78
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	269	276
Lending Home Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	335	340
MASTR Alternative Loan Trust 2004-4, 6A1 5.500%, 4/25/34	46	49
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.345%, 6/25/52(3)(4)(5)	185	185
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	348	363
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(3)(4)	825	850
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.895%, 1/25/48(3)(4)	356	354
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	94	98
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	131	136
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	574	620
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	348	365

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	$242	$252
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	408	412
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	186	192
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	355	370
Preston Ridge Partners Mortgage LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	400	404
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	353	356
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(3)(4)	220	222
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(3)	150	152
2018-SFR2, B 144A 3.841%, 8/17/35(3)	575	591
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(4)	205	206
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	96	100
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(3)(4)	103	105
2019-2, A1 144A 2.913%, 5/25/59(3)(4)	438	440
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(3)	298	315
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	274	279

	Par Value	Value
Non-Agency—continued
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 3.045%, 4/25/48(3)(4)	$348	$348
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	220	221
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	300	321
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	160	164
2016-2, A1 144A 3.000%, 8/25/55(3)(4)	238	241
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	195
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	150	153
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	153	160
2018-4, A1 144A 3.000%, 6/25/58(3)(4)	314	321
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	130	131
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	395	405
Tricon American Homes Trust
2016-SFR1, C 144A 3.487%, 11/17/33(3)	635	643
2017-SFR1, A 144A 2.716%, 9/17/34(3)	105	106
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(3)(4)	242	244
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	223	225
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(3)(4)	93	94
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(3)(4)	192	194

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Verus Securitization Trust
2018-2, A1 144A 3.677%, 6/1/58(3)(4)	$242	$245
2019-1, A1 144A 3.836%, 2/25/59(3)(4)	340	344
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	282	285
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	185	195

		25,593
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $25,836)		26,328

ASSET-BACKED SECURITIES—4.3%

Automobiles—1.9%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	255	256
2019-1, B 144A 4.470%, 10/20/22(3)	280	287
American Credit Acceptance Receivables Trust 2018-4, C 144A 3.970%, 1/13/25(3)	350	356
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	380	386
Carvana Auto Receivables Trust 2019-1A, D 144A 3.880%, 10/15/24(3)	335	347
Exeter Automobile Receivables Trust 2015-2A, C 144A 3.900%, 3/15/21(3)	41	42

	Par Value	Value
Automobiles—continued
2016-3A, B 144A 2.840%, 8/16/21(3)	$134	$134
2018-4A, D 144A 4.350%, 9/16/24(3)	355	370
2019-1A, D 144A 4.130%, 12/16/24(3)	330	344
Flagship Credit Auto Trust 2019-1, C 144A 3.600%, 2/18/25(3)	220	228
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(3)	455	456
2017-1A, C 144A 3.500%, 7/15/22(3)	455	457
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	305	315
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	305	309
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	295	299

		4,586

Consumer Loans—0.1%
FREED ABS Trust 2019-1, B 144A 3.870%, 6/18/26(3)	305	310

Other—2.3%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	260	263

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Other—continued
Arbys Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	$371	$383
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	360	370
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	373	381
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	98	99
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(3)	291	298
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(3)	165	169
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	107	108
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(3)	315	319
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	345	360
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)	310	314
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	315	319
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(3)	315	318
Prosper Marketplace Issuance Trust
2018-1A, A 144A 3.110%, 6/17/24(3)	6	5
2018-2A, B 144A 3.960%, 10/15/24(3)	295	298

	Par Value		Value
Other—continued
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	$295		$303
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	138		136
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	302		320
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(3)	103		103
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(3)	160		160
Wendy’s Funding LLC 2019-1A, A2I 144A 3.783%, 6/15/49(3)	370		382

			5,408
TOTAL ASSET-BACKED SECURITIES (Identified Cost $10,103)			10,304

CORPORATE BONDS AND NOTES—25.6%

Communication Services—1.7%
America Movil SAB de C.V. 6.450%, 12/5/22	20	MXN	95
AT&T, Inc. (3 month LIBOR + 1.180%) 3.616%, 6/12/24(4)	255		259
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	340		310
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(3)	66		72
144A 5.125%, 8/15/27(3)	105		110
Consolidated Communications, Inc. 6.500%, 10/1/22	290		271

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Communication Services—continued
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	$135	$142
144A 6.625%, 8/15/27(3)	265	278
Discovery Communications LLC 3.950%, 3/20/28	365	384
DISH DBS Corp.
5.875%, 7/15/22	90	93
7.750%, 7/1/26	165	162
Frontier Communications Corp.
8.500%, 4/15/20	115	71
11.000%, 9/15/25	180	91
144A 8.500%, 4/1/26(3)	100	97
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(3)	95	99
iHeartCommunications, Inc.
6.375%, 5/1/26	7	8
8.375%, 5/1/27	13	14
144A 5.250%, 8/15/27(3)	25	26
Escrow 0.000%, 5/1/26(6)	115	—
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	260	234
Meredith Corp. 6.875%, 2/1/26	185	195
Nexstar Escrow, Inc. 144A 5.625%, 7/15/27(3)	15	16
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(3)	70	73
144A 5.500%, 7/1/29(3)	150	163
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	385	415

	Par Value	Value
Communication Services—continued
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	$320	$348

		4,026

Consumer Discretionary—2.4%
Beazer Homes USA, Inc.
6.750%, 3/15/25	120	121
5.875%, 10/15/27	155	147
Boyd Gaming Corp. 6.000%, 8/15/26	75	79
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	325	347
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	125	127
Dollar Tree, Inc. 4.000%, 5/15/25	185	196
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	110	117
Eldorado Resorts, Inc. 6.000%, 9/15/26	95	104
Frontdoor, Inc. 144A 6.750%, 8/15/26(3)	225	244
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	265	276
GLP Capital LP 5.250%, 6/1/25	225	247
Hilton Domestic Operating Co., Inc. 5.125%, 5/1/26	275	290
IAA, Inc. 144A 5.500%, 6/15/27(3)	70	75
Lear Corp. 3.800%, 9/15/27	400	403
M/I Homes, Inc. 5.625%, 8/1/25	255	264

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Consumer Discretionary—continued
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(3)	$165	$182
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	40	38
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(3)	224	76
Panther BF Aggregator 2 LP
144A 6.250%, 5/15/26(3)	20	21
144A 8.500%, 5/15/27(3)	190	185
PulteGroup, Inc. 7.875%, 6/15/32	235	288
Scientific Games International, Inc.
6.625%, 5/15/21	320	325
144A 8.250%, 3/15/26(3)	110	117
Service Corp. International 5.125%, 6/1/29	70	75
Tenneco, Inc. 5.000%, 7/15/26	195	151
Under Armour, Inc. 3.250%, 6/15/26	280	274
Vista Outdoor, Inc. 5.875%, 10/1/23	315	284
Weekley Homes LLC 6.625%, 8/15/25	325	325
William Lyon Homes, Inc. 6.000%, 9/1/23	345	358

		5,736

Consumer Staples—1.1%
Albertson’s Cos., LLC
5.750%, 3/15/25	210	215
144A 5.875%, 2/15/28(3)	40	42
Altria Group, Inc.
4.400%, 2/14/26	55	60
4.800%, 2/14/29	420	476

	Par Value	Value
Consumer Staples—continued
Anheuser-Busch Inbev Worldwide, Inc.
4.000%, 4/13/28	$245	$272
4.750%, 1/23/29	78	91
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	310	344
Chobani LLC 144A 7.500%, 4/15/25(3)	200	184
JBS Investments II GmbH 144A 5.750%, 1/15/28(3)	315	331
JBS USA LUX S.A. 144A 5.500%, 1/15/30(3)	60	64
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	215	190
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	295	311

		2,580

Energy—4.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	290	296
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	335	330
Callon Petroleum Co. 6.125%, 10/1/24	124	120
Cheniere Energy Partners LP 5.625%, 10/1/26	160	169
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	25	26
CrownRock LP 144A 5.625%, 10/15/25(3)	315	312
Denbury Resources, Inc.
144A 9.250%, 3/31/22(3)	119	100
144A 7.750%, 2/15/24(3)	125	87
Encana Corp. 8.125%, 9/15/30(7)	95	129

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Energy—continued
EP Energy LLC
144A 9.375%, 5/1/24(3)(8)	$105	$8
144A 8.000%, 11/29/24(3)(8)	105	45
Gazprom OAO Via Gaz Capital S.A. RegS 7.288%, 8/16/37(2)(9)	330	429
Geopark Ltd. 144A 6.500%, 9/21/24(3)	380	388
HollyFrontier Corp. 5.875%, 4/1/26(7)	415	462
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	425	465
Kinder Morgan, Inc. 7.750%, 1/15/32	500	706
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(3)	280	276
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	225	238
MPLX LP 4.000%, 3/15/28	301	316
Nabors Industries, Inc. 5.500%, 1/15/23	240	214
Odebrecht Offshore Drilling Finance Ltd. PIK, 144A 7.720%, 12/1/26(3)(10)	180	47
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(11)	26	—	(12)
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	795	1,050
Petrobras Global Finance BV
7.375%, 1/17/27	405	481
5.750%, 2/1/29	620	671
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	665	83
Petroleos Mexicanos
4.625%, 9/21/23	335	335
6.500%, 3/13/27	300	308

	Par Value	Value
Energy—continued
5.350%, 2/12/28	$300	$284
6.500%, 6/2/41	250	234
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	355	377
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)	105	73
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(3)	200	213
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	345	416
Targa Resources Partners LP 5.875%, 4/15/26	170	178
Transocean, Inc. 144A 9.000%, 7/15/23(3)	170	176
USA Compression Partners LP
6.875%, 4/1/26	255	261
144A 6.875%, 9/1/27(3)	30	31
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	270	146
Weatherford International Ltd. 9.875%, 2/15/24(1)	115	49

		10,529

Financials—5.1%
Acrisure LLC
144A 8.125%, 2/15/24(3)	110	118
144A 7.000%, 11/15/25(3)	370	341
AerCap Ireland Capital DAC 3.650%, 7/21/27	380	390
Allstate Corp. (The) Series B 5.750%, 8/15/53(7)(13)	394	420

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Financials—continued
Athene Holding Ltd. 4.125%, 1/12/28(7)	$375	$384
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)(7)	200	215
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	485	506
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	360	345
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	225	253
Bank of America Corp. 4.200%, 8/26/24	360	388
Bank of Montreal 3.803%, 12/15/32	210	220
Brighthouse Financial, Inc. 3.700%, 6/22/27(7)	425	420
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	315	331
Capital One Financial Corp. 3.750%, 7/28/26	460	480
Discover Bank 4.682%, 8/9/28	350	367
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	350	355
E*TRADE Financial Corp. 4.500%, 6/20/28	340	374
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	360	393
FS KKR Capital Corp. 4.750%, 5/15/22	185	190
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.328%, 5/15/26(4)(7)	315	315

	Par Value	Value
Financials—continued
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	$275	$307
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	173	176
ICAHN Enterprises LP 144A 6.250%, 5/15/26(3)	335	350
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	315	317
iStar, Inc. 5.250%, 9/15/22	130	133
Jefferies Financial Group, Inc. 5.500%, 10/18/23	105	114
Jefferies Group LLC 4.850%, 1/15/27	50	53
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	335	459
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.318%, 4/20/67(4)(7)(13)	130	105
Morgan Stanley 3.125%, 7/27/26	300	312
Navient Corp. 6.750%, 6/25/25	290	312
Prudential Financial, Inc. 5.875%, 9/15/42	275	294
Santander Holdings USA, Inc.
3.500%, 6/7/24	125	129
4.400%, 7/13/27	250	269
Springleaf Finance Corp.
6.875%, 3/15/25	125	142
7.125%, 3/15/26	105	120
Synchrony Financial 3.950%, 12/1/27(7)	540	560
Synovus Financial Corp. 5.900%, 2/7/29	186	196

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Financials—continued
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(7)	$160	$169
Toronto-Dominion Bank (The) 3.625%, 9/15/31(7)	390	407
Voya Financial, Inc. 5.650%, 5/15/53	285	299
Wells Fargo & Co. Series S 5.900% (7)(11)	220	235

		12,263

Health Care—1.9%
Advanz Pharma Corp. 8.000%, 9/6/24	77	75
Avantor, Inc.
144A 6.000%, 10/1/24(3)	150	161
144A 9.000%, 10/1/25(3)	145	163
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	90	102
144A 8.500%, 1/31/27(3)	105	117
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(3)	30	31
144A 7.000%, 3/15/24(3)	20	21
144A 5.500%, 11/1/25(3)	305	320
144A 7.000%, 1/15/28(3)	210	220
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(3)	65	68
Centene Corp. 144A 5.375%, 6/1/26(3)	90	96
CVS Health Corp. 4.300%, 3/25/28	410	448
Eagle Holding Co. II, LLC PIK, 144A 7.625%, 5/15/22(3)(14)	170	172

	Par Value	Value
Health Care—continued
PIK, 144A 7.750%, 5/15/22(3)(15)	$185	$187
Endo Dac 144A 6.000%, 7/15/23(3)	262	173
HCA, Inc.
5.375%, 2/1/25	205	228
5.625%, 9/1/28	185	210
5.875%, 2/1/29	20	23
4.125%, 6/15/29	325	346
IQVIA, Inc. 144A 5.000%, 5/15/27(3)	60	63
Mylan NV 3.950%, 6/15/26	300	312
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	145	140
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	230	237
Select Medical Corp. 144A 6.250%, 8/15/26(3)	160	166
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	40	34
144A 10.000%, 4/15/27(3)	135	129
Tenet Healthcare Corp.
8.125%, 4/1/22	110	118
144A 5.125%, 11/1/27(3)	106	110
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	185	165

		4,635

Industrials—2.9%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	310	329
American Airlines Pass-Through Trust 2019-1, A 3.500%, 2/15/32	315	325
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	385	395

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Industrials—continued
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	$370	$384
Bombardier, Inc. 144A 7.500%, 3/15/25(3)	125	122
CNH Industrial N.V. 4.500%, 8/15/23	318	339
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(3)	320	336
DP World plc 144A 6.850%, 7/2/37(3)	310	418
Garda World Security Corp. 144A 8.750%, 5/15/25(3)	335	346
GFL Environmental, Inc.
144A 7.000%, 6/1/26(3)	140	145
144A 8.500%, 5/1/27(3)	120	131
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	230	205
Navistar International Corp. 144A 6.625%, 11/1/25(3)	75	76
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	170	174
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	454	437
Oshkosh Corp. 4.600%, 5/15/28	413	448
Owens Corning 3.950%, 8/15/29	420	434
Pentair Finance S.a.r.l 4.500%, 7/1/29	435	459
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	180	163
Topaz Marine S.A. 144A 9.125%, 7/26/22(3)	240	250
TransDigm, Inc.
6.500%, 7/15/24	210	217
6.500%, 5/15/25	130	136

	Par Value	Value
Industrials—continued
United Airlines Pass-Through Trust 2007-1, A 6.636%, 7/2/22	$280	$296
US Airways, Inc. Pass-Through Trust 2012-1, B 8.000%, 10/1/19	280	281
Vertiv Intermediate Holding Corp. PIK, 144A 12.000%, 2/15/22(3)(14)	200	177

		7,023

Information Technology—1.7%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	440	462
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	35	32
Broadcom Corp. 3.625%, 1/15/24	114	116
Broadcom, Inc. 144A 3.625%, 10/15/24(3)	270	274
Citrix Systems, Inc. 4.500%, 12/1/27	380	410
Dell International LLC
144A 4.900%, 10/1/26(3)	175	187
144A 8.100%, 7/15/36(3)	110	139
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	85	89
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	120	75
Juniper Networks, Inc. 3.750%, 8/15/29	340	343
Micron Technology, Inc. 4.185%, 2/15/27	310	320
Motorola Solutions, Inc.
4.600%, 2/23/28	235	255
4.600%, 5/23/29	125	137

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Information Technology—continued
NCR Corp. 144A 5.750%, 9/1/27(3)	$190	$201
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	310	308
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	395	398
VMware, Inc. 3.900%, 8/21/27	257	263

		4,009

Materials—2.5%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	400	430
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	235	242
ArcelorMittal 4.550%, 3/11/26	180	189
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(3)	300	303
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(13)	400	468
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	315	342
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	410	424
Greif, Inc. 144A 6.500%, 3/1/27(3)	180	189
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	300	305
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	375	384
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	230	238
LSB Industries, Inc. 144A 9.625%, 5/1/23(3)	155	162

	Par Value	Value
Materials—continued
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	$30	$29
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(3)	115	118
Olin Corp. 5.625%, 8/1/29	300	312
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	190	196
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	315	356
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(3)	250	258
Syngenta Finance N.V.
144A 4.441%, 4/24/23(3)	200	210
144A 4.892%, 4/24/25(3)	200	212
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	180	176
144A 6.625%, 11/1/25(3)	190	164
Vedanta Resources Ltd. 144A 6.125%, 8/9/24(3)	225	203

		5,910

Real Estate—0.9%
EPR Properties
4.750%, 12/15/26	175	190
4.500%, 6/1/27	200	214
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190	200
Hospitality Properties Trust
4.950%, 2/15/27	145	151
4.375%, 2/15/30	215	213
Life Storage LP 3.875%, 12/15/27	150	160

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Real Estate—continued
4.000%, 6/15/29	$190	$205
MPT Operating Partnership LP
5.000%, 10/15/27	150	160
4.625%, 8/1/29	60	62
Office Properties Income Trust 4.500%, 2/1/25(7)	345	357
Physicians Realty LP 4.300%, 3/15/27	265	285

		2,197

Utilities—1.0%
CenterPoint Energy, Inc. 4.250%, 11/1/28	305	339
DPL, Inc. 144A 4.350%, 4/15/29(3)	306	305
Ferrellgas Partners LP 8.625%, 6/15/20	50	37
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	390	417
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	70	70
144A 6.625%, 1/15/28(3)	245	237
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	280	292
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(6)	125	—	(12)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	255	295
Vistra Operations Co., LLC 144A 4.300%, 7/15/29(3)	315	322

		2,314

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $59,747)		61,222

	Par Value	Value
LEVERAGED LOANS(4)—5.5%

Aerospace—0.2%
Atlantic Aviation FBO, Inc. (1 Month LIBOR + 3.75%) 5.870%, 12/6/25	$65	$65
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 Month LIBOR + 4.00%) 6.330%, 4/6/26	84	85
Tranche B-2 (3 Month LIBOR + 4.00%) 6.330%, 4/6/26	45	45
DynCorp International, Inc. Tranche B, First Lien (3 Month LIBOR + 6.00%) 8.197%, 8/18/25	145	141
TransDigm, Inc.
2018, Tranche E (3 Month LIBOR + 2.50%) 4.830%, 5/30/25	60	59
2018, Tranche F (3 Month LIBOR + 2.50%) 4.830%, 6/9/23	112	111

		506

Chemicals—0.2%
Hexion, Inc. Tranche B (3 Month LIBOR + 3.50%) 5.820%, 7/1/26	35	35
Omnova Solutions, Inc. Tranche B-2 (1 Month LIBOR + 3.25%) 5.362%, 8/25/23	332	331

		366

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 Month LIBOR + 4.00%) 6.120%, 9/29/24	137	136

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Consumer Non-Durables—0.4%
American Greetings Corp. (1 Month LIBOR + 4.50%) 6.612%, 4/6/24	$316	$314
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 Month LIBOR + 4.00%) 6.256%, 5/15/23	128	121
Parfums Holding Co., Inc. First Lien (3 Month LIBOR + 4.25%) 6.374%, 6/30/24	145	144
Rodan & Fields LLC (1 Month LIBOR + 4.00%) 6.195%, 6/16/25	307	264

		843

Energy—0.2%
California Resources Corp. (1 Month LIBOR + 10.375%) 12.491%, 12/31/21	95	84
Citgo Petroleum Corp. 2019, Tranche B (3 Month LIBOR + 5.00%) 7.319%, 3/28/24	145	145
Medallion Midland Acquisition LLC (1 Month LIBOR + 3.25%) 5.362%, 10/30/24	217	207
Seadrill Operating LP (3 Month LIBOR + 6.00%) 8.330%, 2/21/21	123	73

		509

Financial—0.4%
Asurion LLC Tranche B-2, Second Lien (1 Month LIBOR + 6.50%) 8.612%, 8/4/25	246	249
Blackhawk Network Holdings, Inc. First Lien (1 Month LIBOR + 3.00%) 5.112%, 6/15/25	307	305

	Par Value	Value
Financial—continued
Ditech Holding Corp. Tranche B (3 Month LIBOR + 5.00%) 12.250%, 6/30/22(1)	$292	$69
Financial & Risk US Holdings, Inc. (1 Month LIBOR + 3.75%) 5.862%, 10/1/25	174	175
iStar, Inc. Tranche B (1 Month LIBOR + 2.75%) 4.948%, 6/28/23	262	262

		1,060

Food / Tobacco—0.2%
Chobani LLC Tranche B (1 Month LIBOR + 3.50%) 5.612%, 10/10/23	168	165
H-Food Holdings, LLC (1 Month LIBOR + 3.688%) 5.800%, 5/23/25	40	38
2018, Tranche B-2 (1 Month LIBOR + 4.00%) 6.112%, 5/23/25	199	193
Milk Specialties Co. (1 Month LIBOR + 4.00%) 6.112%, 8/16/23	128	125

		521

Food and Drug—0.0%
Albertson’s LLC 2019, Tranche B-7 (1 Month LIBOR + 2.75%) 4.862%, 11/17/25	87	87

Gaming / Leisure—0.4%
Affinity Gaming (1 Month LIBOR + 3.25%) 5.362%, 7/1/23	288	278
Gateway Casinos & Entertainment Ltd. (3 Month LIBOR + 3.00%) 5.330%, 12/1/23	109	108

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Gaming / Leisure—continued
Playa Resorts Holding B.V. (1 Month LIBOR + 2.75%) 4.860%, 4/29/24	$146	$139
Scientific Games International, Inc. Tranche B-5 (1 Month LIBOR + 2.75%) 4.889%, 8/14/24	64	63
Seminole Tribe of Florida (1 Month LIBOR + 1.75%) 3.862%, 7/8/24	166	167
Stars Group Holdings B.V. (3 Month LIBOR + 3.50%) 5.830%, 7/10/25	215	215
UFC Holdings LLC Tranche B (1 Month LIBOR + 3.25%) 5.370%, 4/29/26	85	85

		1,055

Healthcare—0.6%
21st Century Oncology, Inc. Tranche B (3 Month LIBOR + 6.125%) 8.455%, 1/16/23	32	28
Accelerated Health Systems LLC (1 Month LIBOR + 3.50%) 5.713%, 10/31/25	159	159
AHP Health Partners, Inc. (1 Month LIBOR + 4.50%) 6.612%, 6/30/25	188	188
Bausch Health Cos., Inc.
(1 Month LIBOR + 2.75%) 4.951%, 11/27/25	88	88
(1 Month LIBOR + 3.00%) 5.201%, 6/2/25	35	36

	Par Value	Value
Healthcare—continued
CHG Healthcare Services, Inc. (1 Month LIBOR + 3.00%) 5.112%, 6/7/23	$69	$68
Envision Healthcare Corp. (1 Month LIBOR + 3.75%) 5.862%, 10/10/25	158	122
Explorer Holdings, Inc. (3 Month LIBOR + 3.75%) 6.080%, 5/2/23	228	227
LifePoint Health, Inc. Tranche B, First Lien (1 Month LIBOR + 4.50%) 6.645%, 11/16/25	259	258
NVA Holdings, Inc. Tranche B-4 (1 Month LIBOR + 3.50%) 5.612%, 2/2/25	25	25
Ortho-Clinical Diagnostics, Inc. (3 Month LIBOR + 3.25%) 5.563%, 6/30/25	135	127
Sotera Health Holdings LLC (1 Month LIBOR + 3.50%) 5.744%, 5/15/22	80	79

		1,405

Housing—0.4%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 Month LIBOR + 2.00%) 4.112%, 10/31/23	246	244
Capital Automotive LP Tranche B, Second Lien (1 Month LIBOR + 6.00%) 8.120%, 3/24/25	101	101
CPG International LLC (3 Month LIBOR + 3.75%) 5.933%, 5/5/24	220	218

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Housing—continued
Summit Materials, LLC Tranche B (1 Month LIBOR + 2.00%) 4.112%, 11/21/24	$313	$311

		874

Information Technology—0.6%
Applied Systems, Inc. Second Lien (3 Month LIBOR + 7.00%) 9.330%, 9/19/25	124	125
Boxer Parent Co., Inc. (3 Month LIBOR + 4.25%) 6.580%, 10/2/25	169	159
Dell International LLC Tranche B (1 Month LIBOR + 2.00%) 4.120%, 9/7/23	99	99
Kronos, Inc.
2018 (3 Month LIBOR + 3.00%) 5.253%, 11/1/23	368	368
Second Lien (3 Month LIBOR + 8.25%) 10.503%, 11/1/24	126	129
SS&C Technologies, Inc.
Tranche B-3 (1 Month LIBOR + 2.25%) 4.362%, 4/16/25	124	124
Tranche B-4 (1 Month LIBOR + 2.25%) 4.362%, 4/16/25	84	84
Vertafore, Inc. First Lien (1 Month LIBOR + 3.25%) 5.362%, 7/2/25	339	327

		1,415

Manufacturing—0.2%
CPI Acquisition, Inc. First Lien (3 Month LIBOR + 4.50%) 6.710%, 8/17/22	282	220
Filtration Group Corp. (1 Month LIBOR + 3.00%) 5.112%, 3/29/25	204	203

	Par Value	Value
Manufacturing—continued
Hillman Group, Inc. (The) (1 Month LIBOR + 4.00%) 6.112%, 5/30/25	$113	$110

		533

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC 0.000%, 8/24/26(16)	120	120
iHeartCommunications, Inc. (1 Month LIBOR + 4.00%) 6.230%, 5/1/26	24	24
Nexstar Broadcasting, Inc. Tranche B-4 0.000%, 6/19/26(16)	100	100

		244

Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 Month LIBOR + 2.25%) 4.445%, 1/15/26	144	143

Media / Telecom - Diversified Media—0.0%
Crown Finance US, Inc. (1 Month LIBOR + 2.25%) 4.362%, 2/28/25	115	114

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 Month LIBOR + 2.75%) 4.862%, 1/31/25	276	272
Securus Technologies Holdings, Inc.
First Lien (3 Month LIBOR + 4.50%) 6.830%, 11/1/24	45	40
Second Lien (3 Month LIBOR + 8.25%) 10.580%, 11/1/25	175	155

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Media / Telecom - Telecommunications—continued
West Corp. Tranche B (1 Month LIBOR + 4.00%) 6.112%, 10/10/24	$144	$128

		595

Media / Telecom - Wireless Communications—0.1%
Commscope, Inc. (1 Month LIBOR + 3.25%) 5.362%, 4/6/26	230	229

Metals / Minerals—0.1%
Covia Holdings Corp. (3 Month LIBOR + 4.00%) 6.313%, 6/1/25	143	117

Retail—0.1%
Neiman Marcus Group Ltd. LLC (1 Month LIBOR + 6.00%) 8.229%, 10/25/23	147	120

Service—0.5%
Dun & Bradstreet Corp. (The) (1 Month LIBOR + 5.00%) 7.145%, 2/6/26	165	165
GFL Environmental, Inc. 2018 (1 Month LIBOR + 3.00%) 5.112%, 5/30/25	233	231
Hoya Midco LLC First Lien (1 Month LIBOR + 3.50%) 5.612%, 6/30/24	114	111
Pi US Mergerco, Inc. Tranche B-1 (1 Month LIBOR + 3.25%) 5.362%, 1/3/25	271	267
Prime Security Services Borrower, LLC Tranche B-1 (1 Month LIBOR + 2.75%) 4.862%, 5/2/22	234	234

	Par Value		Value
Service—continued
Sedgwick Claims Management Services, Inc. Tranche B 0.000%, 9/3/26(16)	$100		$100
TKC Holdings, Inc. First Lien (1 Month LIBOR + 3.75%) 5.870%, 2/1/23	143		139

			1,247

Transportation - Automotive—0.2%
Navistar, Inc. Tranche B (1 Month LIBOR + 3.50%) 5.700%, 11/6/24	226		225
Panther BF Aggregator 2 LP First Lien (1 Month LIBOR + 3.50%) 5.612%, 4/30/26	180		177

			402

Utility—0.2%
APLP Holdings LP (1 Month LIBOR + 2.75%) 4.862%, 4/13/23	95		95
Brookfield WEC Holdings, Inc. First Lien (1 Month LIBOR + 3.50%) 5.612%, 8/1/25	274		274
Calpine Corp. 2019 (3 Month LIBOR + 2.75%) 5.080%, 4/5/26	185		185

			554
TOTAL LEVERAGED LOANS
(Identified Cost $13,643)			13,075

	Shares
PREFERRED STOCKS—1.1%

Financials—1.0%
Huntington Bancshares, Inc. Series E, 5.700%	142	(17)	144

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Shares		Value
Financials—continued
JPMorgan Chase & Co. Series Z, 5.300%	415	(17)	$421
KeyCorp Series D, 5.000%(18)	475	(17)	486
M&T Bank Corp. Series F, 5.125%(18)	241	(17)	252
MetLife, Inc. Series D, 5.875%	173	(17)	185
PNC Financial Services Group, Inc. (The) Series S, 5.000%(7)	270	(17)	277
Zions Bancorp, 6.950%	17,485		501

			2,266

Industrials—0.1%
General Electric Co. Series D, 5.000%(7)	322	(17)	292
TOTAL PREFERRED STOCKS (Identified Cost $2,543)			2,558

COMMON STOCKS—82.0%

Communication Services—1.2%
Cellnex Telecom SA	70,418		2,817
Clear Channel Outdoor Holdings, Inc.(19)	2,887		8

			2,825

Energy—13.6%
Antero Midstream Corp.	214,346		1,524
Cheniere Energy, Inc.(19)	43,525		2,599
Enbridge, Inc.	148,967		4,984
Frontera Energy Corp.	1,636		16
Golar LNG Ltd.	118,796		1,391
Kinder Morgan, Inc.	220,755		4,475
ONEOK, Inc.	51,206		3,650
Pembina Pipeline Corp.	89,416		3,273
Targa Resources Corp.	59,076		2,134
TC Energy Corp.	95,403		4,888
Williams Cos., Inc. (The)	150,911		3,562

			32,496

Industrials—21.1%
Aena SME SA	26,500		4,777

	Shares	Value
Industrials—continued
Atlantia SpA	231,274	$5,635
Auckland International Airport Ltd.	368,586	2,234
East Japan Railway Co.	26,125	2,487
Ferrovial SA	108,957	3,098
Fraport AG Frankfurt Airport Services Worldwide	29,147	2,434
Norfolk Southern Corp.	19,940	3,471
Sydney Airport	461,525	2,620
Transurban Group	1,203,899	12,121
Union Pacific Corp.	30,973	5,016
Vinci SA	60,653	6,633

		50,526

Real Estate—8.7%
American Tower Corp.	54,292	12,496
Crown Castle International Corp.	56,926	8,264

		20,760

Utilities—37.4%
American Electric Power Co., Inc.	80,597	7,346
American Water Works Co., Inc.	28,947	3,686
Aqua America, Inc.	56,884	2,519
Atmos Energy Corp.	30,984	3,415
CMS Energy Corp.	62,194	3,921
Dominion Energy, Inc.	84,869	6,588
DTE Energy Co.	16,536	2,144
Edison International	58,394	4,220
Emera, Inc.	77,336	3,350
Enel SpA	381,824	2,767
Evergy, Inc.	55,669	3,619
Fortis, Inc.	92,343	3,813
Iberdrola SA	343,988	3,536
National Grid plc	251,044	2,622
NextEra Energy, Inc.	55,647	12,191
NiSource, Inc.	103,673	3,064
Orsted A/S	36,736	3,508
Public Service Enterprise Group, Inc.	69,632	4,211
Sempra Energy	53,578	7,588
Spire, Inc.	26,380	2,240

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Shares	Value
Utilities—continued
Xcel Energy, Inc.	49,145	$3,156

		89,504
TOTAL COMMON STOCKS (Identified Cost $166,095)		196,111
RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.(5)	2,084	2
TOTAL RIGHTS (Identified Cost $2)		2
WARRANT—0.0%

Communication Services—0.0%
iHeartMedia, Inc.(5)(19)	1,228	16
TOTAL WARRANT (Identified Cost $21)		16
TOTAL LONG-TERM INVESTMENTS—134.3% (Identified Cost $290,028)		321,298	(20)
SHORT-TERM INVESTMENTS—0.5%

PURCHASED OPTIONS—0.0%
(See open purchased options schedule)
Total Purchased Options
(Premiums paid $139)		54
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.995%)(21)	1,086,569	1,087	(20)
Total Money Market Mutual Fund (Identified Cost $1,087)		1,087

Value
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,226)	$1,141

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—134.8% (Identified Cost $291,254)	$322,439

WRITTEN OPTIONS—(0.1)%
(See open written options schedule)
Total Written Options
(Premiums received $285)	(110)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—134.7% (Identified Cost $290,969)	$322,329
Other assets and liabilities, net—(34.7)%	(83,047)

NET ASSETS—100.0%	$239,282

Abbreviations:

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities amounted to a value of $72,259 or 30.2% of net assets.

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

(4)

Variable rate security. Rate disclosed is as of August 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(7)	All or a portion of the security is segregated as collateral for written options.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	13% of the income received was in PIK and 87% was in cash.
(11)	No contractual maturity date.
(12)	Amount is less than $500.
(13)	Interest payments may be deferred.
(14)	100% of the income received was in cash.
(15)	First pay date will be in November 2019.
(16)	This loan will settle after August 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(17)	Value shown as par value.
(18)	Interest may be forfeited.
(19)	Non-income producing.
(20)	All or a portion of the portfolio segregated as collateral for borrowings.
(21)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:

IDR	Indonesian Rupiah
MXN	Mexican Peso

Country Weightings†
United States	65%
Canada	8
Australia	5
Spain	5
Italy	3
France	2
Netherlands	1
Other	11
Total	100%
† % of total investments net of written options as of August 31, 2019.

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

Open Purchased Options Contracts as of August 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	77	$24,063	$3,125	9/3/19	$—(2)
S&P 500® Index	90	27,990	3,110	9/4/19	—
S&P 500® Index	90	27,765	3,085	9/6/19	—
S&P 500® Index	89	27,501	3,090	9/9/19	—(2)
S&P 500® Index	83	25,813	3,110	9/11/19	—(2)
S&P 500® Index	90	28,080	3,120	9/13/19	1

					1

Put Options
S&P 500® Index	77	20,790	2,700	9/3/19	2
S&P 500® Index	90	24,480	2,720	9/4/19	5
S&P 500® Index	90	23,400	2,600	9/6/19	4
S&P 500® Index	89	23,362	2,625	9/9/19	7
S&P 500® Index	83	21,871	2,635	9/11/19	11
S&P 500® Index	90	24,030	2,670	9/13/19	24

					53
Total Purchased Options					$54

Open Written Options Contracts as of August 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	77	$23,523	$3,055	9/3/19	$—
S&P 500® Index	90	27,450	3,050	9/4/19	(1)
S&P 500® Index	90	27,225	3,025	9/6/19	(2)
S&P 500® Index	89	26,967	3,030	9/9/19	(4)
S&P 500® Index	83	25,274	3,045	9/11/19	(4)
S&P 500® Index	90	27,540	3,060	9/13/19	(4)

					(15)

Put Options
S&P 500® Index	77	21,329	2,770	9/3/19	(3)
S&P 500® Index	90	25,020	2,780	9/4/19	(11)
S&P 500® Index	90	23,940	2,660	9/6/19	(5)
S&P 500® Index	89	23,897	2,685	9/9/19	(11)
S&P 500® Index	83	22,410	2,700	9/11/19	(20)
S&P 500® Index	90	24,570	2,730	9/13/19	(45)

					(95)
Total Written Options					$(110)

Footnote Legend:

(1) Strike price not reported in thousands.

(2) Amount is less than $500.

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of August 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Financial Statements):

	Total Value at August 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$10,304	$—	$10,304	$—
Corporate Bonds and Notes	61,222	—	61,222	—	(1)
Foreign Government Securities	10,843	—	10,843	—
Leveraged Loans	13,075	—	13,075	—
Mortgage-Backed Securities	26,328	—	25,893	435
U.S. Government Securities	839	—	839	—
Equity Securities:
Common Stocks	196,111	196,111	—	—
Preferred Stocks	2,558	501	2,057	—
Rights	2	—	—	2
Warrant	16	—	—	16
Money Market Mutual Fund	1,087	1,087	—	—
Purchased Options	54	43	11	—

Total Investments, before Written Options	322,439	197,742	124,244	453

Liabilities:
Written Options	(110)	(106)	(4)	—

Total Investments, Net of Written Options	$322,329	$197,636	$124,240	$453

(1)	Amount is less than $500.

There were no transfers into or out of Level 3 related to securities held at August 31, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended August 31, 2019.

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

(Reported in thousands except for the per share amounts)

	Total Net Assets		Net Asset Value
			per share
Beginning of period: November 30, 2018		$227,954		$10.59
Net investment income*	$4,360		$0.20
Net realized and unrealized gain on investments	29,740		1.38
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(23,314)		(1.08)
Capital share transactions:
Issuance of common stock related to reinvestment of distributions	542		—

Net increase (decrease) in net assets/net asset value		11,328		0.50

End of period: August 31, 2019		$239,282		$11.09

*	Calculated using average shares outstanding.
**

Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of August 31, 2019, we estimate that 15.9% of distributions will represent net investment income, and 84.1% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

See Notes to Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2019

Note 1. Significant Accounting Policies

A.	Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1	–	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	–	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

CERTIFICATION

The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.

REINVESTMENT PLAN

The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan. If shares are held at a brokerage firm, contact your broker about participation in the Plan.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

For periods prior to the quarter ending August 31, 2019, the Fund has filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at https://www.sec.gov.

Effective August 31, 2019, the Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT will be available on the SEC’s website at https://www.sec.gov.

VIRTUS TOTAL RETURN FUND INC.

101 Munson Street

Greenfield, MA 01301-9668

Board of Directors

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory Member

Officers

George R. Aylward, President and Chief Executive Officer

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Peter Batchelar, Senior Vice President

William Renahan, Vice President, Chief Legal Officer, and Secretary

Investment Adviser

Virtus Investment Advisers, Inc. One Financial Plaza

Hartford, CT 06103-2608

Administrator

Virtus Fund Services, LLC

One Financial Plaza Hartford,

CT 06103

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286-1048

Transfer Agent

Computershare Trust Company NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street, NW

7th Floor

Washington, DC 20006

How to Contact Us

Shareholder Services

Website

1-866-270-7788 www.Virtus.com

This report is transmitted to the shareholders of Virtus Total Return Fund Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Virtus Total Return Fund Inc. c/o Computershare Investor Services P.O. Box 43078 Providence, RI 02940
For more information about Virtus Closed-End Funds, please contact us at 1-866-270-7788 or closedendfunds@virtus.com or visit Virtus.com.
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